NOVEMBER 18, 1996

DEAR
--------------------------------
SHAREHOLDER:
--------------------------------


We are pleased to report that on September 17, 1996, Tax-Free Money Fund marked its 15th anniversary of providing shareholders with share price stability, liquidity and tax-exempt income.
         For the first six months ended October 31, 1996, - the first half of your Fund's fiscal year - Tax-Free Money Fund Class A and Consultant Class provided a total return of +1.37%. The seven-day annualized yield for both classes was 2.74% as of October 31.
         While interest rates on long-term fixed income securities have been volatile since the spring, the yields available on money market funds have remained within a relatively narrow range. During the period, the U.S. economy grew more slowly than was expected at the start of the year while the Federal Reserve Board's monetary policy effectively kept inflation in check.
         We believe that voters' endorsement of the status quo in Washington on November 5 is a positive development for tax-exempt securities. The prospect of four more years of divided government suggests that: a) the threat of a "flat tax" has passed, b) there will be no substantial changes in government operations; that is, no new major spending and no major reduction in the government's cash flow from tax cuts.
         This probable climate of fiscal stability could help lift prices of long-term tax-exempt bonds and generally lead to lower interest rates. In such an environment, we believe yields on short-term tax-free securities may decline.
         Unlike stock and bond funds, a money market fund like Tax-Free Money Fund derives 100% of its total return from income and does not offer any opportunities for capital gains. Nevertheless, it can be a sensible place to hold money to meet short-term goals.
         Delaware Group offers a complete family of domestic and international stock and bond funds, which you and your financial adviser can use to develop a long-term investment program.
         We appreciate the opportunity you've given us to serve your investing needs and we look forward to helping you reach your goals.


Sincerely,
/s/ Wayne A. Stork
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                   PERIODS ENDED OCTOBER 31, 1996

                                         Six Months*    One Year        Five Years    10 years         Lifetime
Tax-Free Money Fund A                       +1.37%         +2.80%         +2.42%         +3.54%         +4.18%
U.S. Consumer Price Index                   +1.40%         +3.00%         +2.87%         +3.67%         +3.57%
----------------------------------------------------------------------------------------------------------------

*Aggregate Return. Average annual total return for Tax-Free Money Fund's Consultant Class was the same as A Class for the six month, one-year and five year periods ended October 31, 1996. Consultant Class's average annual returns for the lifetime and 10-year periods were +4.15% and +3.49%, respectively. The Fund began operating on September 17, 1981. Source of inflation data: Bloomberg Business News.

-------------------------------------------------------------------------------

FINANCIAL
----------------------
STATEMENTS
----------------------


DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1996
(UNAUDITED)

Principal                                                                                               Maturity
 Amount         Security                                                                    Yield         Date        Value
           +VARIABLE RATE DEMAND NOTES - 62.73%
1,500,000  Allegheny County, Pennsylvania Hospital Development Authority Revenue
             (Presbyterian University Hospital) Series A. . . . . . . . . . . . . . . . .   3.35%       11/01/96    $ 1,500,000
1,000,000  Allegheny County, Pennsylvania Hospital Development Authority Revenue
             (Variable Health Facility For Central Blood Bank). . . . . . . . . . . . . .   3.55%       11/01/96      1,000,000
  100,000  Allegheny County, Pennsylvania-Series C-41 (Letter of Credit, Nat West). . . .   3.35%       06/01/03        100,000
1,200,000  Emmaus,Pennsylvania General Authority Revenue 89H-6 (Letter of Credit, Midland)  3.60%       03/01/24      1,200,000
  900,000  Florida Housing Finance Authority Multifamily Housing Revenue
             (Broward County Project, Letter of Credit, PNC Bank). . . . . . . . . . . .    3.50%       11/07/96        900,000
1,700,000  Florida Housing Finance Agency Multifamily Housing Revenue
             (Town Colony II Project, Letter of Credit, CG Life). . . . . . . . . . . .     3.50%       11/01/96      1,700,000
1,000,000  Gary, Indiana Environmental Improvement Revenue
             (U.S. Steel Corp., Letter of Credit, Bank of Nova Scotia). . . . . . . . ..    3.60%       11/01/96      1,000,000
1,000,000  Jackson County, Mississippi Port Facility Revenue (Chevron USA Project)          3.70%       06/01/23      1,000,000
1,000,000  Louisiana Public Facilities Authority
             (Louisiana Water Company, Letter of Credit, Bank One). . . . . . . . . . . .   3.55%       11/01/96      1,000,000
1,000,000  Lynchburg, Virginia Industrial Development Authority (VHA Mid Atlantic, AMBAC)   3.40%       11/01/96      1,000,000
  500,000  Missouri State Health & Education Facilities (Washington University-Series B)    3.75%       09/01/30        500,000
1,600,000  Montgomery County, Maryland Housing Opportunities Community Multifamily
             Housing Revenue
             (Falkland Apartments, Letter of Credit, CG Life) . . . . . . . . . . . . .     3.50%       11/01/96      1,600,000
1,400,000  Montgomery County, Pennsylvania Industrial Development Authority Revenue
            (Ikea project, Letter of Credit, Morgan Guaranty Trust Company). . . . . . .    3.55%       11/01/96      1,400,000
  400,000  Montgomery, Alabama BMC Special Care Facilities-Series C (AMBAC). . . . . . .    3.40%       11/01/96        400,000
  300,000  New York, New York, Series 92 B (FGIC). . . . . . . . . . . . . . . . . . . .    3.80%       11/01/96        300,000
  500,000  New York, New York, Series 93 B-2 (Letter of Credit, Morgan
             Guaranty Trust Company). . . . . . . . . . . . . . . . . . . . . . . . . . .   3.80%       11/01/96        500,000
1,000,000  Ohio Housing Finance Agency Multifamily Housing Revenue
             (Kenwood Congregate Retirement, Letter of Credit, Swiss Bank). . . . . . . .   3.50%       11/01/96      1,000,000
1,205,000  *Pittsburgh,Pennsylvania Urban Development Authority (Wood Street Commons)       4.13%       11/07/96      1,205,000
1,000,000  Salt Lake County, Utah Pollution Control Revenue
             (Service Station Holdings Project). . . . . . . . . . . . . . . . . . . . . .  3.75%       11/01/96      1,000,000
  400,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series A, AMBAC). . . . . . . . . . . . . . . . . . . .  3.45%       11/01/96        400,000
  500,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series B, AMBAC). . . . . . . . . . . . . . . . . . . .  3.45%       11/01/96        500,000
  600,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series D, AMBAC). . . . . . . . . . . . . . . . . . . .  3.45%       11/01/96        600,000
1,750,000  Winston Salem (North Carolina Certificates of Participation, Letter of Credit,
             Credit Suisse). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3.50%       11/01/96      1,750,000
                                                                                                                     ----------
           Total Variable Rate Demand Notes. . . . . . . . . . . . . . . . . . . . . . . . . . .                     21,555,000
                                                                                                                     ----------

                                       2

Principal                                                                                               Maturity
 Amount         Security                                                                    Yield         Date        Value
           GENERAL OBLIGATION NOTES - 7.30%
  700,000  Burlington KS-KCP&L-CP Deutsch. . . . . . . . . . . . . . . . . . . . . . . .    3.45%       11/04/96     $  700,000
1,800,000  Temple University of the Commonwealth System of Higher Education, Pennsylvania   4.63%       05/20/97      1,808,793
                                                                                                                     ----------
           Total General Obligation Notes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,508,793
                                                                                                                     ----------
           TAX REVENUE AND GRANT ANTICIPATION NOTES - 7.15%
1,200,000  Maricopa County, Arizona School District (Tax Anticipation Notes-Series B). .    4.55%       07/31/97      1,203,891
1,250,000  Salt Lake County, Utah Tax & Revenue Anticipation Notes. . . . . . . . . . . .   4.50%       12/31/96      1,251,508
                                                                                                                     ----------

           Total Revenue Anticipations Notes. . . . . . . . . . . . . . . . . . . . . . . . . . .                     2,455,399
                                                                                                                     ----------
           OTHER BONDS - 5.70%
1,000,000  Indiana Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.50%       01/30/97      1,001,433
  955,000  Tulsa, Oklahoma Industrial Authority Hospital Revenue
             (Hillcrest Medical Center Project). . . . . . . . . . . . . . . . . . . . . .  5.25%       06/01/97        960,619
                                                                                                                     ----------

           Total Other Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     1,962,052
                                                                                                                     ----------

           PUT BONDS - 5.24%
1,000,000  New Hampshire Higher Educational & Health Facilities Authority Revenue
             (Dartmouth Educational). . . . . . . . . . . . . . . . . . . . . . . . . . .   3.75%       12/01/96      1,000,000
  800,000  New Hampshire Higher Educational & Health Facilities Authority Revenue
             (Dartmouth Educational). . . . . . . . . . . . . . . . . . . . . . . . . . .   4.10%       11/01/96        800,000
                                                                                                                     ----------
           Total Put Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     1,800,000
                                                                                                                     ----------
           Bond Anticipation Notes - 4.38%
1,500,000  Burlington County, New Jersey Bank Anticipation Notes - 96. . . . . . . . . . .  4.25%        6/13/97      1,503,988
                                                                                                                     ----------
           Total Bond  Anticipation Notes. . . . . . . . . . . . . . . . . . . . . . . . . . . .                      1,503,988
                                                                                                                     ----------
           Commercial Paper - 4.37%
1,500,000  Georgia Municipal - 85C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.55%       11/01/96      1,500,000
                                                                                                                     ----------
           Total Commercial Paper. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      1,500,000
                                                                                                                     ----------
           PROJECT NOTES - 2.62%
  900,000  Pennsylvania State University Project Notes-Series 9SA. . . . . . . . . . . . . .4.00%       12/18/96        900,557
                                                                                                                     ----------
           Total Project Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        900,557
                                                                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.49%
 (WHICH APPROXIMATES COST FOR FINANCIAL
 REPORTING AND INCOME TAX PURPOSES). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     34,185,789

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.51%. . . . . . . . . . . . . . . . . . . . .                        176,127
                                                                                                                     ----------
NET ASSETS APPLICABLE TO 32,740,319
 TAX-FREE MONEY FUND A CLASS SHARES AND
 1,621,597 CONSULTANT CLASS SHARES OUTSTANDING;
 EQUIVALENT TO $1.00 PER SHARE - 100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $34,361,916
                                                                                                                    ===========


---------------
For Variable Rate Demand Notes, the maturity date shown is the next interest reset date.
*These securities are subject to the federal alternative minimum tax.
AMBAC - Insured by AMBAC Indemnity Corporation.
FGIC - Insured by the Financial Guaranty Insurance Company.

                             See accompanying notes

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996
(UNAUDITED)

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . .                 $645,984

EXPENSES:
Management fees ($87,469) and
 directors' fees ($3,808) . . . . . . . . . $91,277
Registration fees  . . . . . . . . . . . .   20,745
Dividend disbursing, transfer agent
 and shareholder servicing fees. . . . . .   12,428
Professional fees. . . . . . . . . . . . .   10,465
Reports and statements to shareholders. . .   4,588
Accounting fees and salaries. . . . . . . .   4,108
Custodian fees. . . . . . . . . . . . . . .     675
Taxes (other than income). . . . . . . . .      156
Other. . . . . . . . . . . . . . . . . . .    5,252        149,694
                                            -------       --------
NET INVESTMENT INCOME. . . .                              $496,290
                                                          ========

                              See accompanying notes



DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                Six Months Ended        Year Ended
                                   10/31/96               4/30/96
                                  (Unaudited)
OPERATIONS:
Net investment income. . . .      $ 496,290            $ 1,377,972
                                 ----------             -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME:
 Tax-Free Money Fund A Class       (474,954)            (1,324,068)
 Tax-Free Money Fund
   Consultant Class. . . . . .      (21,336)               (53,904)
                                 ----------             ----------
                                   (496,290)            (1,377,972)
                                 ----------             ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Tax-Free Money Fund A Class     15,008,699             45,058,526
 Tax-Free Money Fund
  Consultant Class. . . . . .     1,055,314              2,587,979
Net asset value of shares
 issued upon reinvestment of
 dividends from net
 investment income:
 Tax-Free Money Fund A Class        381,441              1,272,749
 Tax-Free Money Fund
  Consultant Class. . . . . .        17,387                 53,808
                                 ----------             ----------
                                 16,462,841             48,973,062
                                 ----------             ----------

Cost of shares repurchased:
 Tax-Free Money Fund A Class    (18,128,826)           (65,295,936)
 Tax-Free Money Fund
  Consultant Class. . . . . .      (903,300)            (2,804,135)
                                 ----------             ----------
                                (19,032,126)           (68,100,071)
                                 ----------             ----------

 Decrease in net assets
  derived from capital
  share transactions             (2,569,285)           (19,127,009)
                                 ----------             ----------

DECREASE
 IN NET ASSETS. . . . . . . .    (2,569,285)           (19,127,009)

NET ASSETS:
Beginning of period. . . . .     36,931,201             56,058,210
                                 ----------             ----------
End of period. . . . . . . .    $34,361,916            $36,931,201
                                ===========            ===========


                            See accompanying notes

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
(UNAUDITED)

Delaware Group Tax-Free Money Fund, Inc. ("the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers two classes of shares.

The investment objective of the Tax-Free Money Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity consistent with prudent investment management. Though there is no guarantee this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

SECURITY VALUATION - Securities are valued at amortized cost which approximates market value. Security transactions are recorded on the date the securities are purchased or sold (trade date). Premiums and discounts are amortized on a pro-rata basis and included in interest income.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets. Distribution expenses relating to a specific class are charged directly to that class.

OTHER - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain Fund expenses may be paid directly to brokers. The amount of these expenses was less than 0.01 percent of the Fund's average net assets.

2. Investment Management Fee and Distribution Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at 0.50% of the average daily net assets of the Fund, less fees paid to the independent directors. At October 31, 1996, the Fund had a liability for Investment Management fees payable to DMC for $4,594.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments from the Consultant Class to DDLP were suspended but may be reinstated in the future.

The Fund has engaged Delaware Service Company, Inc.(DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Fund. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the Statement of Operations. For the six months ended October 31, 1996, the Fund expensed $13,511 for these services. At October 31, 1996, the Fund had a liability for such fees and other expenses payable to DSC for $1,163.

Certain officers of the Investment Manager are officers, directors, and/or employees of the Fund. These officers, directors, and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares of the Fund were as follows:

                                                  Six
                                                 Months
                                                 Ended         Year Ended
                                               10/31/96          4/30/96
Shares sold
 Tax-Free Money Fund A Class                  15,008,699       45,058,526
 Tax-Free Money Fund Consultant Class          1,055,314        2,587,979
Shares issued upon reinvestment of
  dividends from net investment income:
 Tax-Free Money Fund A Class                     381,441        1,272,749
 Tax-Free Money Fund Consultant Class             17,387           53,808
                                              ----------       ----------
                                              16,462,841       48,973,062
                                              ----------       ----------
Shares repurchased:
 Tax-Free Money Fund A Class                 (18,128,826)     (65,295,936)
 Tax-Free Money Fund Consultant Class           (903,300)      (2,804,135)
                                              ----------       ----------
                                             (19,032,126)     (68,100,071)
                                              ----------       ----------
Net decrease. . . . . . . . . . . . .         (2,569,285)     (19,127,009)
                                              ==========       ==========

4. Concentration of Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

5. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Tax-Free Money Fund A Class
                                                          ----------------------------------------------------------------------
                                                           Six Months
                                                             Ended                              Year Ended
                                                           10/31/96(1)    4/30/96     4/30/95     4/30/94     4/30/93     4/30/92

Net asset value, beginning of period. . . . . . .           $1.0000      $1.0000     $1.0000      $1.0000    $1.0000     $1.0000

Income from investment operations:
 Net investment income. . . . . . . . . . . . . .            0.0137       0.0293      0.0255       0.0158     0.0201      0.0347
 Net realized and unrealized gain on security
  transactions. . . . . . . . . . . . . . . . . .              none         none        none         none       none        none
                                                            -------      -------     -------      -------    -------     -------
Total from investment operations. . . . . . . . .            0.0137       0.0293      0.0255       0.0158     0.0201      0.0347
                                                            -------      -------     -------      -------    -------     -------
Less distributions:
 Dividends from net investment income. . . . . . .          (0.0137)     (0.0293)    (0.0255)     (0.0158)   (0.0201)    (0.0347)
 Distributions from net realized gain on security
  transactions. . . . . . . . . . . . . . . . . . .            none         none        none         none       none        none
                                                            -------      -------     -------      -------    -------     -------
 Total distributions. . . . . . . . . . . . . . . .         (0.0137)     (0.0293)    (0.0255)     (0.0158)   (0.0201)    (0.0347)
                                                            -------      -------     -------      -------    -------     -------
Net asset value, end of period. . . . . . . . . . .         $1.0000      $1.0000     $1.0000      $1.0000    $1.0000     $1.0000
                                                            =======      =======     =======      =======    =======     =======


Total Return. . . . . . . . . . . . . . . . . . . .           1.37%        2.97%       2.59%        1.59%      2.03%       3.52%

Ratios/supplemental data:
Net assets, end of period (000 omitted). . . . . . .        $32,740      $35,479     $54,444      $44,707    $43,886     $53,210
Ratio of expenses to average net assets. . . . . . .          0.82%        0.90%       0.96%        0.99%      0.94%       0.84%
Ratio of net investment income to average
 net assets. . . . . . . . . . . . . . . . . . . . .          2.71%        2.95%       2.57%        1.58%      2.03%       3.43%

-----------
(1) Ratios have been annualized and total return has not been annualized.

5. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                Tax-Free Money Fund Consultant Class
                                                          ----------------------------------------------------------------------
                                                           Six Months
                                                             Ended                              Year Ended
                                                           10/31/96(1)   4/30/96     4/30/95     4/30/94     4/30/93     4/30/92

Net asset value, beginning of period. . . . . . . .         $1.0000      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000

Income from investment operations:
 Net investment income. . . . . . . . . . . . . . .          0.0137       0.0293      0.0255      0.0158      0.0201      0.0347
 Net realized and unrealized gain on security
  transactions. . . . . . . . . . . . . . . . . . .            none         none        none        none        none        none
                                                            -------      -------     -------      -------    -------     -------
Total from investment operations. . . . . . . . . .          0.0137       0.0293      0.0255      0.0158      0.0201      0.0347
                                                            -------      -------     -------      -------    -------     -------
Less distributions:
 Dividends from net investment income. . . . . . . .        (0.0137)     (0.0293)    (0.0255)    (0.0158)    (0.0201)    (0.0347)
 Distributions from net realized gain on
  security transactions. . . . . . . . . . . . . . .           none         none        none        none        none        none
                                                            -------      -------     -------      -------    -------     -------
 Total distributions. . . . . . . . . . . . . . . .         (0.0137)     (0.0293)    (0.0255)    (0.0158)    (0.0201)    (0.0347)
                                                            -------      -------     -------      -------    -------     -------
Net asset value, end of period. . . . . . . . . . . .       $1.0000      $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                            =======      =======     =======     =======     =======     =======

Total Return. . . . . . . . . . . . . . . . . . . . .         1.37%        2.97%       2.59%      1.59%        2.03%       3.52%

Ratios/supplemental data:
 Net assets, end of period (000 omitted). . . . . . .        $1,622       $1,452      $1,614     $1,407       $1,846      $1,920
 Ratio of expenses to average net assets. . . . . . .         0.82%        0.90%       0.96%      0.99%        0.94%       0.84%
 Ratio of net investment income to average
  net assets. . . . . . . . . . . . . . . . . . . . .         2.71%        2.95%       2.57%      1.58%        2.03%       3.43%

---------
(1) Ratios have been annualized and total return has not been annualized.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

THE GOAL OF A MONEY MARKET FUND IS TO MAINTAIN A CONSTANT SHARE PRICE OF $1. HOWEVER, THERE CAN BE NO GUARANTEE THAT THIS GOAL WILL BE MET. THE FUND'S YIELD AND RETURN FLUCTUATE AND ARE NOT GUARANTEED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

This report must be preceded or accompanied by a current Delaware Group Tax-Free Money Fund prospectus.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

Nationwide (800) 523-4640

SECURITIES DEALERS ONLY
Nationwide (800) 362-7500


Copy Rights Delaware Distributors, L.P.

Printed in the U.S.A. on recycled paper.
SA - 006 [10/96] PP12/96

===================
DELAWARE
GROUP
TAX-FREE
MONEY FUND
===================

1996
  SEMI-ANNUAL
REPORT

A Tradition of Sound Investing Since 1929


DELAWARE
GROUP
======================
Philadelphia o London